Form N-CSR Cover	12 Months Ended
Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Explanatory Note: The Registrant is filing this amendment to its Form N-CSR for the reporting period ended December 31, 2024, originally filed with the Securities and Exchange Commission on March 7, 2025 (Accession Number 0001145549-25-016812). The purpose of this amendment is to revise parts of Item 16 - Controls and Procedures. The Registrant has updated the language in 16(a) to include “as of a date within 90 days of the filing date of this report” to the existing disclosure to clarify the date of the conclusion made. Additionally, the Registrant has removed “Registrant’s semi-annual” from the language in 16(b) to clarify the reporting period covered by the report. The signature page and certification dates have also been updated to the amendment date. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Registrant Name	Capital Group Fixed Income ETF Trust
Entity Central Index Key	0001870117
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024